AST BOND PORTFOLIO 2025
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 100.8%
Asset-Backed Securities — 16.6%
Automobiles — 3.9%
AmeriCredit Automobile Receivables Trust,
Series 2018-02, Class C
3.590%	06/18/24	300	$ 305,546
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	9	8,355
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	200	200,092
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	400	409,900
Chesapeake Funding II LLC (Canada),
Series 2018-03A, Class A1, 144A
3.390%	01/15/31	303	304,856
Enterprise Fleet Financing LLC,
Series 2018-02, Class A2, 144A
3.140%	02/20/24	63	62,719
Ford Credit Auto Owner Trust,
Series 2019-01, Class A, 144A
3.520%	07/15/30	500	497,723
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	100	102,019
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	300	298,582
			2,189,792
Collateralized Loan Obligations — 10.2%
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.103%(c)	07/16/29	750	719,480
Bain Capital Credit CLO (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
2.766%(c)	04/23/31	250	231,625
Cent CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.800%(c)	04/30/31	250	231,190
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
2.781%(c)	04/24/31	250	230,658
MidOcean Credit CLO (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.939%(c)	07/19/28	500	482,535
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.099%(c)	10/20/31	750	694,184
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
2.869%(c)	04/20/31	250	233,025
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.056%(c)	10/23/31	750	$ 693,987
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.076%(c)	01/17/30	250	234,499
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.184%(c)	10/25/28	500	485,208
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
3.091%(c)	01/15/32	250	231,753
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.927%(c)	10/20/29	750	712,217
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.781%(c)	04/15/29	500	466,814
			5,647,175
Consumer Loans — 0.7%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	177	171,897
Series 2019-02, Class A, 144A
3.010%	04/25/28	219	212,063
			383,960
Credit Cards — 0.7%
Citibank Credit Card Issuance Trust,
Series 2018-A03, Class A3
3.290%	05/23/25	400	411,149
Student Loans — 1.1%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	18	18,088
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	19	19,128
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	400	402,230
Series 2018-D, Class A1FX, 144A
3.120%	02/25/48	69	69,409
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	96	93,292
			602,147

Total Asset-Backed Securities (cost $9,467,973)			9,234,223
A1

AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 14.5%
BANK,
Series 2017-BNK04, Class A1
2.002%	05/15/50	250	$ 249,550
Series 2017-BNK07, Class A1
1.984%	09/15/60	40	40,079
Series 2018-BN14, Class A1
3.277%	09/15/60	120	122,511
Series 2018-BN15, Class A1
3.402%	11/15/61	483	493,225
Series 2019-BN19, Class A1
2.263%	08/15/61	912	911,647
CD Mortgage Trust,
Series 2017-CD03, Class A1
1.965%	02/10/50	75	75,049
Series 2017-CD05, Class A1
2.028%	08/15/50	134	133,522
Series 2017-CD06, Class A1
2.168%	11/13/50	406	405,975
CFCRE Commercial Mortgage Trust,
Series 2017-C08, Class A1
1.965%	06/15/50	36	35,561
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	250	254,029
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A1
1.506%	05/10/49	98	97,735
Series 2016-C02, Class A1
1.499%	08/10/49	65	64,417
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47	101	105,333
Series 2014-UBS02, Class A2
2.820%	03/10/47	—(r )	289
Series 2014-UBS04, Class A2
2.963%	08/10/47	3	3,038
Series 2014-UBS06, Class A4
3.378%	12/10/47	265	271,564
Series 2015-CR26, Class A3
3.359%	10/10/48	164	168,201
Series 2016-DC02, Class A1
1.820%	02/10/49	28	28,259
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	92	91,713
Series 2017-C06, Class A1
1.907%	06/10/50	256	254,622
Fannie Mae-Aces,
Series 2018-M04, Class A1
2.945%(cc)	03/25/28	129	137,722
GS Mortgage Securities Trust,
Series 2014-GC20, Class A4
3.721%	04/10/47	18	18,208
Series 2014-GC22, Class A3
3.516%	06/10/47	45	45,580
Series 2017-GS07, Class A1
1.950%	08/10/50	113	112,787
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47	383	$ 386,793
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	19	19,386
Series 2014-C19, Class A3
3.669%	04/15/47	90	91,031
Series 2014-C21, Class A4
3.493%	08/15/47	145	149,497
Series 2014-C24, Class A4A1
3.373%	11/15/47	430	441,190
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A1
2.086%	03/15/50	16	16,150
Series 2017-JP07, Class A1
1.969%	09/15/50	353	350,897
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49	101	100,905
Series 2017-C07, Class A1
2.081%	10/15/50	57	56,756
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	319	320,108
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	155	162,503
Series 2016-C30, Class A1
1.389%	09/15/49	168	166,525
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	870	867,099
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A1
1.321%	08/15/49	133	131,840
Series 2016-C34, Class A1
1.423%	06/15/49	43	42,632
Series 2016-C35, Class A1
1.392%	07/15/48	232	230,310
Series 2017-C38, Class A1
1.968%	07/15/50	79	79,089
Series 2017-C41, Class A3
3.210%	11/15/50	300	307,589

Total Commercial Mortgage-Backed Securities (cost $7,886,767)			8,040,916
Corporate Bonds — 15.1%
Agriculture — 0.7%
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
2.750%	03/27/25	270	273,348
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	120	122,343
			395,691

A2

AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 0.5%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	265	$ 276,878
Banks — 4.8%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.366%(ff)	01/23/26	85	88,428
Sub. Notes, MTN
4.000%	01/22/25	65	68,395
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	–(rr)	65	55,465
Sr. Unsec’d. Notes
3.352%(ff)	04/24/25	270	277,400
Sub. Notes
4.400%	06/10/25	75	81,181
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25	95	90,416
Goldman Sachs Group, Inc. (The),
Sub. Notes
4.250%	10/21/25	50	52,301
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	–(rr)	20	17,609
Jr. Sub. Notes, Series II
4.000%(ff)	–(rr)	20	17,106
Sr. Unsec’d. Notes
2.301%(ff)	10/15/25	515	513,629
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25	390	392,116
Sub. Notes, GMTN
4.350%	09/08/26	130	139,234
State Street Corp.,
Sr. Unsec’d. Notes, 144A
2.901%(ff)	03/30/26	440	443,467
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31	375	423,247
			2,659,994
Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	120	123,551
Commercial Services — 1.0%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	70	72,647
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	435	454,515
			527,162
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 0.3%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	60	$ 59,746
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	70	76,066
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27	40	39,887
			175,699
Electric — 0.7%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.050%	04/15/25	145	156,772
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	140	136,410
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	65	68,355
			361,537
Healthcare-Products — 0.4%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.750%	10/01/25	65	69,085
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.133%	03/25/25	125	133,777
			202,862
Healthcare-Services — 0.3%
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	135	140,802
Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	20	21,477
Insurance — 0.0%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	6	6,220
4.569%	02/01/29	19	20,011
			26,231
Machinery-Diversified — 0.6%
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	300	310,017
Media — 1.3%
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25	220	232,614
3.950%	10/15/25	125	137,762

A3

AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	150	$ 153,275
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	170	169,735
			693,386
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	75	78,233
Pharmaceuticals — 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26	150	153,490
Cigna Corp.,
Gtd. Notes, 144A
3.400%	03/01/27	60	61,145
4.500%	02/25/26	40	43,053
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	135	141,661
4.100%	03/25/25	200	210,530
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	130	132,368
			742,247
Pipelines — 0.3%
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	110	92,252
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	105	92,727
			184,979
Retail — 1.2%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	07/01/25	145	150,432
3.500%	07/01/27	265	279,324
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	04/15/25	240	245,437
			675,193
Semiconductors — 0.5%
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	270	298,511
Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	120	122,487
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.600%	07/15/25	160	$ 166,698
4.350%	03/01/29	170	182,947
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	50	49,632
			399,277

Total Corporate Bonds (cost $8,192,259)			8,416,214
Residential Mortgage-Backed Securities — 0.7%
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.581%(c)	12/25/57	60	61,486
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	181	191,430
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
1.597%(c)	08/25/52	133	132,779

Total Residential Mortgage-Backed Securities (cost $376,727)			385,695
Sovereign Bond — 0.4%
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20	200	202,028
(cost $201,594)
U.S. Government Agency Obligations — 3.7%
Federal Home Loan Bank
2.625%	10/01/20(k)	235	237,677
Federal Home Loan Mortgage Corp.
2.750%	06/19/23(k)	700	749,710
Federal National Mortgage Assoc.
2.500%	02/05/24	490	526,721
2.875%	09/12/23	500	540,809

Total U.S. Government Agency Obligations (cost $1,922,917)			2,054,917
U.S. Treasury Obligations — 49.8%
U.S. Treasury Bonds
2.000%	02/15/50	90	104,526
3.625%	02/15/44(k)	8,060	11,850,719
U.S. Treasury Notes
1.250%	08/31/24	7,930	8,239,765
1.500%	02/15/30	80	86,250
2.125%	05/15/25(k)	425	461,258
2.375%	08/15/24(k)	6,250	6,792,969
U.S. Treasury Strips Coupon
2.394%(s)	11/15/43	2	1,409

A4

AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.103%(s)	11/15/34(k)	190	$ 161,723

Total U.S. Treasury Obligations (cost $27,608,199)			27,698,619

Total Long-Term Investments (cost $55,656,436)			56,032,612

Shares
Short-Term Investments — 8.6%
Affiliated Mutual Fund — 8.5%
PGIM Core Ultra Short Bond Fund (cost $4,728,903)(w)	4,728,903	4,728,903

Options Purchased*~ — 0.1%
(cost $3,078)	46,760

Total Short-Term Investments (cost $4,731,981)	4,775,663

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—109.4% (cost $60,388,417)	60,808,275
Option Written*~ — (0.0)%
(premiums received $682)	(375)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—109.4% (cost $60,387,735)	60,807,900

Liabilities in excess of other assets(z) — (9.4)%	(5,250,020)

Net Assets — 100.0%	$ 55,557,880

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$126.00	2	2	$125
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$132.00	2	2	375
Total Exchange Traded (cost $2,038)						$500

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	182	$ 3,246
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	177	3,134
A5

AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	442	$ 7,331
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	878	14,620
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	900	15,296
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	177	2,633
Total OTC Traded (cost $1,040)							$46,260
Total Options Purchased (cost $3,078)							$46,760
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$129.00	4	4	$(375)
(premiums received $682)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
24	10 Year U.S. Treasury Notes	Jun. 2020	$ 3,328,500	$ 77,418
62	10 Year U.S. Ultra Treasury Notes	Jun. 2020	9,673,937	603,200
				680,618
Short Positions:
39	2 Year U.S. Treasury Notes	Jun. 2020	8,594,930	(48,441)
313	5 Year U.S. Treasury Notes	Jun. 2020	39,237,486	(829,552)
39	20 Year U.S. Treasury Bonds	Jun. 2020	6,983,438	(95,181)
43	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	9,540,625	168,951
				(804,223)
				$(123,605)
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
9,865	05/11/25	1.900%(S)	3 Month LIBOR(2)(Q)	$ 566,969	$ 740,238	$ 173,269
41,770	06/10/25	2.467%(S)	3 Month LIBOR(2)(Q)	312,406	4,538,692	4,226,286
3,770	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(43,935)	(714,873)	(670,938)
1,408	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	552	(155,711)	(156,263)
3,440	05/11/30	2.000%(S)	3 Month LIBOR(2)(Q)	373,648	457,932	84,284
1,035	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	150,758	241,649	90,891
863	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	2,069	(126,593)	(128,662)
110	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(25,904)	(25,904)
270	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	2,854	2,854
1,280	05/11/50	2.400%(S)	3 Month LIBOR(2)(Q)	586,827	540,380	(46,447)
				$1,949,294	$5,498,664	$3,549,370

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AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7